Incentive Plans (Summary Of Performance Share Program Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares/units, outstanding	5,857,733	7,275,934	8,117,489
Shares/units, granted	2,617,982	1,863,623	3,682,663
Shares/units, shares issued	(2,316,085)	(2,959,160)	(4,025,111)
Shares/units, forfeited	(209,500)	(322,664)	(499,107)
Weighted average grant date fair value, outstanding	$ 38.69	$ 34.98	$ 31.2
Weighted average grant date fair value, granted	37.26	53.25	46.82
Weighted average grant date fair value, shares issued	43.82	37.09	37.18
Weighted average grant date fair value, forfeited	$ 43.61	$ 53.97	$ 43.10